OPERATING LEASES	12 Months Ended
Dec. 31, 2019
OPERATING LEASES
OPERATING LEASES

15.          OPERATING LEASES

The Company leases its facilities and offices under non-cancellable operating lease agreements. These leases expire through 2023 and are renewable upon negotiation.

The right-of-use assets were US$5,506 as of December 31, 2019. The current portion of lease liabilities was US$2,836 as of December 31, 2019. The operating lease liabilities – non-current were US$1,980 as of December 31, 2019. For the year ended December 31, 2019, cash paid for amounts included in the measurement of lease liabilities was US$2,521, and non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets was US$406.

The operating lease cost and short-term lease cost for the year ended December 31, 2019 were as follows:

For the Year
Ended December
31, 2019

Cost of revenues	90
Selling expenses	1,367
Research and development expenses	1,132
General and administrative expenses	511
Total operating lease cost	3,100

Short-term lease cost	1,873

Total lease cost	4,973

The weighted average remaining lease term as of December 31, 2019 was 1.89 years, and the weighted average discount rate of the operating leases was 10.92%.

Maturities of lease liabilities as of December 31, 2019 were as follows:

Operating Lease
2020	2,949
2021	1,613
2022	769
2023	10
2024	—
Thereafter	—
Total undiscounted lease payment	5,341
Less: Imputed interest	525
Present value of lease liabilities	4,816